Revenue Recognition - Cumulative Effect of Revenue Recognition Accounting Change (Parenthetical) (Detail) - ASC 606 Adjustment [Member] - Subsequent Event [Member] $ in Millions	Jan. 01, 2018 USD ($)
Minimum [Member]
Revenue Initial Application Period Cumulative Effect Transition [Line Items]
Cumulative effect adjustment of recognizing additional revenues	$ 205
Cumulative effect adjustment of recognizing associated cost of operations	190
Maximum [Member]
Revenue Initial Application Period Cumulative Effect Transition [Line Items]
Cumulative effect adjustment of recognizing additional revenues	220
Cumulative effect adjustment of recognizing associated cost of operations	$ 200